UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21671
RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)
400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and Address of Agent for Service of Process)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of investments

RMR Preferred Dividend Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Company	Shares	Value

Preferred Stocks - 127.9%
Real Estate Investment Trusts - 119.4%
Apartments - 9.0%
Associated Estates Realty Corp.	39,800	$1,036,790
Apartment Investment & Management Co., Series G	56,400	1,493,472
Apartment Investment & Management Co., Series R	68,000	1,758,480
		4,288,742
Diversified - 19.2%
Capital Automotive REIT	30,000	736,200
Capital Automotive REIT, Series A	34,000	758,200
Capital Automotive REIT, Series B	93,000	2,190,150
Crescent Real Estate Equities Co., Series B	163,700	4,405,167
Digital Realty Trust Inc., Series A	40,000	1,054,000
		9,143,717
Health Care - 0.2%
OMEGA Healthcare Investors Inc., Series D	3,200	83,008
Hospitality - 46.1%
Ashford Hospitality Trust	58,000	1,508,580
Boykin Lodging Co., Series A	39,000	1,037,400
Eagle Hospitality Properties Trust, Series A	95,000	2,384,500
Entertainment Properties Trust, Series A	145,200	3,800,610
Equity Inns, Inc., Series B	83,800	2,201,007
Felcor Lodging Trust, Series C	167,400	4,168,260
Hersha Hospitality Trust	100,000	2,510,000
Host Marriott Corp., Series E	15,000	409,500
Highland Hospitality Corp., Series A	120,000	2,967,000
LaSalle Hotel Properties, Series A	25,100	667,660
Sunstone Hotel Investors, Inc., Series A	12,500	318,750
		21,973,267
Manufactured Homes - 4.3%
Affordable Residential Communities, Series A	97,200	2,026,620
Mortgage - 24.4%
Anthracite Capital, Inc.	3,000	81,600
Accredited Mortgage Loan REIT Trust, Series A	1,500	38,475
American Home Mortgage Investment Corp., Series A	92,000	2,447,200
Impac Mortgage Holdings, Inc., Series B	54,900	1,364,814
Impac Mortgage Holdings, Inc., Series C	42,400	1,038,376
MFA Mortgage Investments, Inc., Series A	40,000	990,000
New Century Financial Corp., Series A	100,000	2,410,000
Newcastle Investment Corp., Series B	120,000	3,186,000
Thornburg Mortgage Inc., Series C	2,500	62,375
		11,618,840
Office - 1.0%
Alexandria Real Estate Equities, Inc., Series B	17,600	458,656
Retail - 15.2%
CBL & Associates Properties, Inc. Series B	4,600	240,120
Glimcher Realty Trust, Series F	30,000	774,300
Mills Corp., Series C	97,500	2,545,725
Mills Corp., Series E	10,000	265,000
Pennsylvania Real Estate Investment Trust, Series A	59,000	3,407,250
		7,232,395
Total Real Estate Investment Trusts (Cost $58,109,500)		56,825,245

Company	Shares or Principal Amount	Value

Other - 8.5%
Ford Motor Co., 6/15/43 Series	9,400	$183,582
General Motors Corp., 5/15/48 Series	26,100	468,495
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,181,830
Red Hotels Capital Corp., 2/19/44 Series	24,500	643,860
Tommy Hilfiger Corp., 12/01/31 Series	22,000	564,300
Total Other (Cost $4,125,379)		4,042,067
Total Preferred Stocks (Cost $62,234,879)		60,867,312
Common Stocks - 4.1%
Iowa Telecommunication Services, Inc.	84,500	1,421,290
Seaspan Corp.±	27,500	532,125
Total Common Stocks (Cost $2,149,760)		1,953,415
Debt Securities - 13.2%
Six Flags Inc., 9.75%, 04/15/2013	$2,740,000	2,698,900
Ford Motor Co., 7.75%, 6/15/2043	2,210,000	1,585,675
Ford Motor Co., 8.90%, 6/15/2032	557,000	469,273
General Motors Corp., 8.375%, 7/15/2033	2,000,000	1,560,000
Total Debt Securities (Cost $6,478,154)		6,313,848
Short-Term Investments - 2.0%
Other Investment Companies - 2.0%
SSgA Money Market Fund, 3.3808%(a) (Cost $946,626)	946,626	946,626
Total Investments -147.2% (Cost $71,809,419)		70,081,201
Other assets less liabilities - 0.1%		40,194
Preferred Shares, at liquidation preference - (47.3)%		(22,500,000)
Net assets attributable to common shares - 100%		$47,621,395

Note to portfolio of investments

± Non income producing security as first dividend paid subsequent to September 30, 2005.

* Convertible into common stock.

(a)          Rate reflects 7 day yield as of September 30, 2005.

(b)         Although subject to adjustments to the extent 2005 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2005, are as follows:

Cost	$71,809,419

Gross unrealized appreciation	$304,581
Gross unrealized depreciation	(2,032,799)
Net unrealized appreciation	$(1,728,218)

Reference should be made to the Fund’s financial statements for the period ended June 30, 2005, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 22, 2005